Cash and Cash Equivalents (Details) - Schedule of Time Deposit, Maturity Dates and Interest Rates - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents (Details) - Schedule of Time Deposit, Maturity Dates and Interest Rates [Line Items]
Deposit	$ 8,465,968	$ 18,437,333
Deposit One [Member] | US [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit, Maturity Dates and Interest Rates [Line Items]
Maturity	Jul. 01, 2024	Dec. 31, 2023
Interest rate %	5.10%	5.00%
Deposit	$ 6,367,690	$ 17,231,789
Deposit Two [Member] | US [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit, Maturity Dates and Interest Rates [Line Items]
Maturity	Jul. 29, 2024
Interest rate %	3.75%
Deposit	$ 681,671
Deposit Two [Member] | TL [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit, Maturity Dates and Interest Rates [Line Items]
Maturity		Jan. 29, 2024
Interest rate %		46.00%
Deposit		$ 140,178
Deposit Three [Member] | TL [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit, Maturity Dates and Interest Rates [Line Items]
Maturity	Jul. 31, 2024	Jan. 02, 2024
Interest rate %	50.00%	42.50%
Deposit	$ 1,244,959	$ 147,306
Deposit Four [Member] | TL [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit, Maturity Dates and Interest Rates [Line Items]
Maturity	Jul. 12, 2024	Jan. 19, 2024
Interest rate %	46.00%	45.50%
Deposit	$ 159,433	$ 327,900
Deposit Five [Member] | TL [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit, Maturity Dates and Interest Rates [Line Items]
Maturity	Jul. 01, 2024	Jan. 05, 2024
Interest rate %	30.00%	42.50%
Deposit	$ 12,215	$ 28,089
Deposit Six [Member] | TL [Member]
Cash and Cash Equivalents (Details) - Schedule of Time Deposit, Maturity Dates and Interest Rates [Line Items]
Maturity		Jan. 23, 2024
Interest rate %		46.00%
Deposit		$ 562,071